RELATED PARTY TRANSACTIONS - Schedule of Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Power purchase and revenue agreements	$ (2)	$ (8)	$ 24	$ 8
Development services	3	0	14	0
Revenues		(8)
Revenues	1		38	8
Other income
Distribution income	17	1	29	3
Interest and other investment income	0	0	5	0
Other income, net	17	1	34	3
Direct operating costs
Other related party services	0	(5)	(7)	(5)
Interest expense
Borrowings	(32)	(13)	(112)	(27)
Contract balance accretion	(9)	(9)	(19)	(17)
Total interest expense	(41)	(22)	(131)	(44)
Other
Other related party services (expense) income	(1)	2	(2)	3
Financial instrument gain	6	0	6	2
Total other revenue	5	2	4	5
Management service costs	(56)	(53)	(105)	(98)
Investment tax credits	$ 0	$ 0	$ 19	$ 0